Payments, Details - 12 months ended Dec. 31, 2023 - CAD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 820	Taxes	CANADA	snj:CA-SK	Ministry of Finance	fnv:MidaleUnitAndWeyburnUnitWorkingInterestMember
#: 2
	550	Taxes	CANADA	snj:CA-SK	Ministry of Energy and Resources	Midale Unit Working Interest
#: 3
	1,880	Royalties	CANADA	snj:CA-SK	Ministry of Energy and Resources	Weyburn Unit Working Interest
#: 4
	1,300	Taxes	CANADA		Canada Revenue Agency	fnv:MidaleUnitAndWeyburnUnitWorkingInterestMember
#: 5
	210	Fees	UNITED STATES		United States Department of the Interior Bureau of Land Management
#: 6
	190	Taxes	UNITED STATES	snj:US-TX	Harrison County Treasurer's Office
#: 7
	190	Taxes	UNITED STATES	snj:US-TX	Martin County Treasurer's Office
#: 8
	660	Taxes	UNITED STATES	snj:US-TX	Midland County Treasurer's Office
#: 9
	$ 470	Taxes	UNITED STATES	snj:US-TX	Reeves County Treasurer's Office